UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811 - 08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

601 UNION STREET, SUITE 2801
SEATTLE, WA 98101

MELODIE B. ZAKALUK
RAINIER INVESTMENT MANAGEMENT, LLC
601 UNION STREET, SUITE 2801
SEATTLE, WA 98101

(800) 248-6314

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2015

Item 1. Schedule of Investments.

Rainier Large Cap Equity Fund
Schedule of Investments
June 30, 2015 (Unaudited)

COMMON STOCKS (100.0%)	Shares	Value
CONSUMER DISCRETIONARY (17.9%)
Dollar General Corp.	57,880	$4,499,591
Harman International Industries, Inc.	21,830	2,596,460
NIKE, Inc. Cl. B	24,710	2,669,174
Royal Caribbean Cruises Ltd.*^	36,250	2,852,513
The Home Depot, Inc.	47,910	5,324,238
The Priceline Group, Inc.*	3,380	3,891,631
The Walt Disney Co.	65,590	7,486,443
Ulta Salon Cosmetics & Fragrance, Inc.*	19,450	3,004,052
V.F. Corp.	64,980	4,531,705
Yum! Brands, Inc.	41,160	3,707,693
Total Consumer Discretionary		40,563,500

CONSUMER STAPLES (9.9%)
Church & Dwight Co., Inc.	48,368	3,924,096
Constellation Brands, Inc. Cl. A	25,020	2,902,821
Costco Wholesale Corp.	24,105	3,255,621
CVS Health Corp.	41,990	4,403,911
Monster Beverage Corp.*	29,520	3,956,270
The Estee Lauder Companies, Inc. Cl. A	46,944	4,068,167
Total Consumer Staples		22,510,886

ENERGY (6.6%)
Anadarko Petroleum Corp.	35,510	2,771,911
Devon Energy Corp.	57,460	3,418,295
EOG Resources, Inc.	53,290	4,665,540
Schlumberger Ltd.^	48,933	4,217,535
Total Energy		15,073,281

FINANCIALS (15.6%)
Affiliated Managers Group, Inc.*	17,970	3,928,242
American Tower Corp.	31,790	2,965,689
Arthur J Gallagher & Co.	51,040	2,414,192
BlackRock, Inc.	12,090	4,182,898
CBRE Group, Inc. Cl. A*	107,820	3,989,340
Citigroup, Inc.	144,229	7,967,210
CME Group, Inc.	49,820	4,636,249
McGraw Hill Financial, Inc.	24,430	2,453,994
The Charles Schwab Corp.	90,240	2,946,336
Total Financials		35,484,150

HEALTH CARE (18.1%)
Alexion Pharmaceuticals, Inc.*	20,330	3,675,054
Allergan plc*^	23,930	7,261,798
Biogen, Inc.*	10,830	4,374,670
Celgene Corp.*	29,278	3,388,489
Cerner Corp.*	41,350	2,855,631
Cigna Corp.	17,130	2,775,060
McKesson Corp.	18,240	4,100,535
Regeneron Pharmaceuticals, Inc.*	9,660	4,927,856
Shire plc - ADR^	22,090	5,334,514
The Cooper Cos., Inc.	13,328	2,371,984
Total Health Care		41,065,591

	Shares	Value
INDUSTRIALS (6.3%)
Canadian Pacific Railway Ltd.^	12,380	$1,983,647
Delta Air Lines, Inc.	78,850	3,239,158
FedEx Corp.	22,730	3,873,192
Union Pacific Corp.	25,528	2,434,605
Verisk Analytics, Inc. Cl. A*	39,672	2,886,535
Total Industrials		14,417,137

INFORMATION TECHNOLOGY (23.0%)
Apple, Inc.	80,200	10,059,085
Facebook, Inc. Cl. A*	50,970	4,371,442
FleetCor Technologies, Inc.*	15,090	2,354,945
Google, Inc. Cl. A*	11,576	6,251,503
MasterCard, Inc. Cl. A	45,960	4,296,341
Micron Technology, Inc.*	75,960	1,431,086
Microsoft Corp.	157,060	6,934,199
NXP Semiconductors NV*^	42,010	4,125,382
salesforce.com, Inc.*	47,870	3,333,188
Visa, Inc. Cl. A	99,740	6,697,541
Workday, Inc. Cl. A*	31,050	2,371,910
Total Information Technology		52,226,622

MATERIALS (2.6%)
The Sherwin-Williams Co.	21,440	5,896,429
Total Materials		5,896,429

TOTAL COMMON STOCKS
(Cost $166,554,625)		$227,237,596

SHORT TERM INVESTMENT (0.5%)
MONEY MARKET MUTUAL FUND (0.5%)
First American Government Obligations Fund
0.010%**	1,127,104	1,127,104
TOTAL SHORT TERM INVESTMENT
(Cost $1,127,104)		$1,127,104

TOTAL INVESTMENTS (100.5%)
(Cost $167,681,729)		$228,364,700

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.5%)		(1,217,018)
TOTAL NET ASSETS (100.0%)		$227,147,682

ADR - American Depository Receipt
* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at June 30, 2015, was as follows***:

Cost of investments		$167,681,729
Gross unrealized appreciation		63,795,123
Gross unrealized depreciation		(3,112,152)
Net unrealized appreciation		$60,682,971

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Mid Cap Equity Fund
Schedule of Investments
June 30, 2015 (Unaudited)

COMMON STOCKS (97.6%)	Shares	Value
CONSUMER DISCRETIONARY (20.6%)
BJ's Restaurants, Inc. *	99,860	$4,838,217
BorgWarner, Inc.	104,730	5,952,853
Brunswick Corp.	205,390	10,446,135
Burlington Stores, Inc. *	148,320	7,593,984
Carter's, Inc.	70,930	7,539,859
Chipotle Mexican Grill, Inc. *	8,040	4,864,120
Dollar Tree, Inc. *	124,390	9,825,566
DSW, Inc. Cl. A	205,860	6,869,548
Foot Locker, Inc.	86,110	5,770,231
Harman International Industries, Inc.	100,660	11,972,500
Leggett & Platt, Inc.	56,890	2,769,405
Lennar Corp. Cl. A	119,090	6,078,354
Lions Gate Entertainment Corp. ^	100,080	3,707,964
Live Nation Entertainment, Inc. *	160,910	4,423,416
Marriott International, Inc. Cl. A	54,840	4,079,548
Mohawk Industries, Inc. *	100,640	19,212,176
Penske Automotive Group, Inc.	103,500	5,393,385
Polaris Industries, Inc.	27,170	4,024,149
Signet Jewelers Ltd. ^	63,810	8,182,994
Tractor Supply Co.	78,370	7,048,598
Ulta Salon Cosmetics & Fragrance, Inc. *	58,540	9,041,503
Yum! Brands, Inc.	40,470	3,645,538
Total Consumer Discretionary		153,280,043

CONSUMER STAPLES (3.9%)
The Hain Celestial Group, Inc. *	56,990	3,753,361
The Kroger Co.	114,900	8,331,399
Tyson Foods, Inc. Cl. A	404,060	17,225,078
Total Consumer Staples		29,309,838

ENERGY (3.6%)
Concho Resources, Inc. *	58,340	6,642,592
Devon Energy Corp.	220,950	13,144,315
PDC Energy, Inc. *	135,290	7,256,956
Total Energy		27,043,863

FINANCIALS (18.6%)
Affiliated Managers Group, Inc. *	25,990	5,681,414
Ameriprise Financial, Inc.	63,510	7,934,304
Bank of the Ozarks, Inc.	72,380	3,311,385
CBRE Group, Inc. Cl. A *	281,950	10,432,150
Corporate Office Properties Trust	365,570	8,605,518
E*TRADE Financial Corp. *	319,660	9,573,817
Highwoods Properties, Inc.	290,950	11,623,453
Jones Lang LaSalle, Inc.	69,800	11,935,800
LaSalle Hotel Properties	242,040	8,582,738
Lazard Ltd. Cl. A ^	267,940	15,068,946
Northern Trust Corp.	68,940	5,271,152
PrivateBancorp, Inc.	106,380	4,236,052
Raymond James Financial, Inc.	49,430	2,945,039
SEI Investments Co.	104,950	5,145,699

	Shares	Value
FINANCIALS (18.6%)(Continued)
Signature Bank *	65,940	$9,652,957
Strategic Hotels & Resorts, Inc. *	480,270	5,820,872
Stifel Financial Corp. *	56,360	3,254,226
SVB Financial Group *	66,500	9,574,670
Total Financials		138,650,192

HEALTH CARE (15.7%)
Acadia Healthcare Co., Inc. *	94,980	7,439,783
Akorn, Inc. *	191,610	8,365,693
Alkermes plc *^	53,230	3,424,818
Cerner Corp. *	92,080	6,359,045
Endo International plc *^	100,900	8,036,685
Envision Healthcare Holdings, Inc. *	243,090	9,597,193
Illumina, Inc. *	23,350	5,098,706
Incyte Corp. *	40,320	4,201,747
Intercept Pharmaceuticals, Inc. *	20,460	4,938,635
Jazz Pharmaceuticals plc *^	46,420	8,173,169
Medivation, Inc. *	94,320	10,771,344
MEDNAX, Inc.*	196,260	14,544,829
Perrigo Co. plc ^	44,060	8,143,610
The Cooper Cos., Inc.	36,730	6,536,838
Universal Health Services, Inc. Cl. B.	52,000	7,389,200
Zoetis, Inc.	76,190	3,673,882
Total Health Care		116,695,177

INDUSTRIALS (12.8%)
A.O. Smith Corp.	70,870	5,101,223
Air Lease Corp.	202,650	6,869,835
Carlisle Cos, Inc.	78,000	7,809,360
Ingersoll-Rand plc ^	141,630	9,548,695
JetBlue Airways Corp. *	248,920	5,167,579
Lennox International, Inc.	52,190	5,620,341
Old Dominion Freight Line, Inc. *	126,740	8,694,998
Oshkosh Corp.	40,260	1,706,219
Owens Corning	172,260	7,105,725
Quanta Services, Inc. *	207,010	5,966,028
Snap-On, Inc.	24,190	3,852,257
Southwest Airlines Co.	371,580	12,295,582
The Toro Co.	119,450	8,096,321
United Rentals, Inc. *	41,920	3,673,030
Waste Connections, Inc.	72,830	3,431,750
Total Industrials		94,938,943

INFORMATION TECHNOLOGY (19.2%)
Amphenol Corp. Cl. A	81,010	4,696,150
Avago Technologies Ltd.	53,950	7,171,574
Belden, Inc.	87,800	7,131,994
Cadence Design Systems, Inc. *	378,760	7,446,422
CoStar Group, Inc. *	31,520	6,343,715
Euronet Worldwide, Inc. *	119,020	7,343,534
FireEye, Inc. *	158,960	7,774,734
FleetCor Technologies, Inc. *	40,370	6,300,142
Fortinet, Inc. *	304,020	12,565,147
Gartner, Inc. *	36,330	3,116,387
HomeAway, Inc. *	131,290	4,085,745
Lam Research Corp.	82,360	6,699,986
NetSuite, Inc. *	41,430	3,801,202

	Shares	Value
INFORMATION TECHNOLOGY (19.2%)(Continued)
NXP Semiconductors NV *^	181,340	$17,807,588
ON Semiconductor Corp. *	581,090	6,792,942
Palo Alto Networks, Inc. *	48,890	8,541,083
ServiceNow, Inc. *	38,010	2,824,523
Skyworks Solutions, Inc.	77,780	8,096,898
Total System Services, Inc.	89,960	3,757,629
Tyler Technologies, Inc.*	61,390	7,942,638
Yelp, Inc. *	65,870	2,834,386
Total Information Technology		143,074,419

MATERIALS (2.6%)
Eagle Materials, Inc.	28,740	2,193,724
Martin Marietta Materials, Inc.	64,690	9,154,282
The Sherwin-Williams Co.	29,690	8,165,344
Total Materials		19,513,350

UTILITIES (0.6%)
American Water Works Co., Inc.	90,770	4,414,145
Total Utilities		4,414,145

TOTAL COMMON STOCKS
(Cost $575,244,795)		$726,919,970

SHORT TERM INVESTMENT (1.4%)
MONEY MARKET MUTUAL FUND (1.4%)
First American Government Obligations Fund
0.010%**	10,113,364	10,113,364
TOTAL SHORT TERM INVESTMENT
(Cost $10,113,364)		$10,113,364

TOTAL INVESTMENTS (99.0%)
(Cost $585,358,159)		$737,033,334

OTHER ASSETS IN EXCESS OF LIABILITIES (1.0%)		7,318,145
TOTAL NET ASSETS (100.0%)		$744,351,479

* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at June 30, 2015, was as follows***:

Cost of investments		$585,358,159
Gross unrealized appreciation		161,382,351
Gross unrealized depreciation		(9,707,176)
Net unrealized appreciation		$151,675,175

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Small/Mid Cap Equity Fund
Schedule of Investments
June 30, 2015 (Unaudited)

COMMON STOCKS (99.5%)	Shares	Value
CONSUMER DISCRETIONARY (20.1%)
BJ's Restaurants, Inc. *	152,740	$7,400,253
BorgWarner, Inc.	126,490	7,189,692
Brunswick Corp.	241,440	12,279,638
Burlington Stores, Inc. *	189,250	9,689,600
Carter's, Inc.	96,150	10,220,745
Columbia Sportswear Co.	95,870	5,796,300
Dollar Tree, Inc. *	102,490	8,095,685
DSW, Inc. Cl. A	240,080	8,011,470
Fiesta Restaurant Group, Inc. *	158,110	7,905,500
Foot Locker, Inc.	118,750	7,957,437
G-III Apparel Group Ltd. *	126,200	8,878,170
Harman International Industries, Inc.	143,554	17,074,313
Leggett & Platt, Inc.	84,440	4,110,539
Lennar Corp. Cl. A	141,040	7,198,682
Lions Gate Entertainment Corp. ^	110,360	4,088,838
Live Nation Entertainment, Inc. *	245,250	6,741,922
Mohawk Industries, Inc. *	118,230	22,570,107
Penske Automotive Group, Inc.	125,180	6,523,130
Red Robin Gourmet Burgers, Inc. *	117,100	10,049,522
Signet Jewelers Ltd. ^	79,640	10,213,034
Skechers USA, Inc. Cl. A *	96,570	10,602,420
Ulta Salon Cosmetics & Fragrance, Inc. *	59,370	9,169,697
Total Consumer Discretionary		201,766,694

CONSUMER STAPLES (3.5%)
Casey's General Stores, Inc.	81,900	7,841,106
The Hain Celestial Group, Inc. *	76,140	5,014,580
Tyson Foods, Inc. Cl. A	514,650	21,939,530
Total Consumer Staples		34,795,216

ENERGY (2.1%)
PDC Energy, Inc. *	391,360	20,992,550
Total Energy		20,992,550

FINANCIALS (18.4%)
Affiliated Managers Group, Inc. *	39,950	8,733,070
Bank of the Ozarks, Inc.	62,490	2,858,917
Cathay General Bancorp	205,350	6,663,608
CBRE Group, Inc. Cl. A *	295,760	10,943,120
Corporate Office Properties Trust	557,350	13,120,019
CubeSmart	122,000	2,825,520
E*TRADE Financial Corp. *	433,460	12,982,127
Hudson Pacific Properties, Inc.	350,350	9,939,430
Jones Lang LaSalle, Inc.	100,590	17,200,890
LaSalle Hotel Properties	285,860	10,136,596
Lazard Ltd. Cl. A ^	350,480	19,710,995
Pinnacle Financial Partners, Inc.	153,780	8,361,019
PrivateBancorp, Inc.	276,450	11,008,239
Raymond James Financial, Inc.	91,990	5,480,764
SEI Investments Co.	159,980	7,843,819

	Shares	Value
FINANCIALS (18.4%) (Continued)
Signature Bank *	97,590	$14,286,200
Stifel Financial Corp. *	94,540	5,458,740
Strategic Hotels & Resorts, Inc. *	1,069,450	12,961,734
Western Alliance Bancorp *	129,700	4,378,672
Total Financials		184,893,479

HEALTH CARE (18.0%)
Acadia Healthcare Co., Inc. *	97,800	7,660,674
Akorn, Inc. *	277,310	12,107,354
Alkermes plc *^	71,930	4,627,976
AMN Healthcare Services, Inc. *	352,460	11,134,211
Endo International plc *^	169,920	13,534,128
Envision Healthcare Holdings, Inc. *	275,720	10,885,426
Incyte Corp. *	53,590	5,584,614
Intercept Pharmaceuticals, Inc. *	19,530	4,714,151
Isis Pharmaceuticals, Inc. *	131,880	7,589,694
Jazz Pharmaceuticals plc *^	68,040	11,979,803
Medivation, Inc. *	127,580	14,569,636
MEDNAX, Inc. *	266,850	19,776,253
Natus Medical, Inc. *	319,730	13,607,709
Perrigo Co. plc ^	54,590	10,089,870
The Cooper Cos., Inc.	63,780	11,350,927
Universal Health Services, Inc. Cl. B.	78,620	11,171,902
VCA Antech, Inc. *	179,170	9,747,744
Total Health Care		180,132,072

INDUSTRIALS (12.8%)
A.O. Smith Corp.	76,080	5,476,238
Air Lease Corp.	248,080	8,409,912
Apogee Enterprises, Inc.	194,810	10,254,798
Astronics Corp. *	60,680	4,301,605
Carlisle Cos, Inc.	37,000	3,704,440
Comfort Systems USA, Inc.	200,200	4,594,590
Covenant Transportation Group, Inc. Cl. A *	215,310	5,395,669
Interface, Inc.	405,060	10,146,753
JetBlue Airways Corp. *	324,530	6,737,243
Lennox International, Inc.	69,880	7,525,377
Oshkosh Corp.	44,690	1,893,962
Owens Corning	97,710	4,030,538
Quanta Services, Inc. *	281,170	8,103,319
Snap-On, Inc.	32,250	5,135,813
Southwest Airlines Co.	457,200	15,128,748
Steelcase, Inc. Cl. A	284,270	5,375,546
The Toro Co.	160,220	10,859,712
United Rentals, Inc. *	62,850	5,506,917
Waste Connections, Inc.	125,210	5,899,895
Total Industrials		128,481,075

INFORMATION TECHNOLOGY (20.3%)
Avago Technologies Ltd.	60,150	7,995,740
Belden, Inc.	116,370	9,452,735
Cadence Design Systems, Inc. *	516,230	10,149,082
CoStar Group, Inc. *	34,420	6,927,369
Cray, Inc. *	343,470	10,135,800
CyberArk Software Ltd. *^	87,900	5,521,878
Envestnet, Inc. *	152,270	6,156,276

	Shares	Value
INFORMATION TECHNOLOGY (20.3%)(Continued)
Euronet Worldwide, Inc. *	207,970	$12,831,749
FleetCor Technologies, Inc. *	54,440	8,495,906
Fortinet, Inc. *	411,510	17,007,708
Gartner, Inc. *	47,100	4,040,238
HomeAway, Inc. *	144,370	4,492,794
Intersil Corp. Cl. A	357,240	4,469,072
Lam Research Corp.	73,130	5,949,126
NetSuite, Inc. *	50,130	4,599,428
NXP Semiconductors NV *^	243,600	23,921,520
ON Semiconductor Corp. *	552,360	6,457,088
Palo Alto Networks, Inc. *	66,520	11,621,044
Proofpoint, Inc. *	123,860	7,886,166
ServiceNow, Inc. *	56,090	4,168,048
Skyworks Solutions, Inc.	95,770	9,969,657
Total System Services, Inc.	120,370	5,027,855
Tyler Technologies, Inc. *	83,890	10,853,688
WebMD Health Corp.*	127,250	5,634,630
Total Information Technology		203,764,597

MATERIALS (3.4%)
Eagle Materials, Inc.	30,500	2,328,065
Headwaters, Inc. *	379,050	6,906,291
Martin Marietta Materials, Inc.	56,990	8,064,655
Minerals Technologies, Inc.	239,210	16,297,377
Total Materials		33,596,388

TELECOMMUNICATIONS SERVICES (0.5%)
RingCentral, Inc. Cl. A *	297,530	5,501,330
Total Telecommunications Services		5,501,330

UTILITIES (0.4%)
American Water Works Co., Inc.	91,070	4,428,734
Total Utilities		4,428,734

TOTAL COMMON STOCKS
(Cost $776,098,003)		$998,352,135

SHORT-TERM INVESTMENT (0.4%)
MONEY MARKET MUTUAL FUND (0.4%)
First American Government Obligations Fund
0.010%**	4,242,993	4,242,993
TOTAL SHORT-TERM INVESTMENT
(Cost $4,242,993)		$4,242,993

TOTAL INVESTMENTS (99.9%)
(Cost $780,340,996)		$1,002,595,128

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		782,507
TOTAL NET ASSETS (100.0%)		$1,003,377,635

* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at June 30, 2015, was as follows***:

Cost of investments	$780,340,996
Gross unrealized appreciation	233,464,754
Gross unrealized depreciation	(11,210,622)
Net unrealized appreciation	$222,254,132

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Intermediate Fixed Income Fund
Schedule of Investments
June 30, 2015 (Unaudited)

	Principal Amount	Value
DEBT SECURITIES (98.4%)
CORPORATE BONDS (61.8%)
AUTO COMPONENTS (1.3%)
Magna International, Inc. ^
3.625%, 06/15/2024	$850,000	$838,704
Total Auto Components		838,704

BANKS (19.5%)
Bank of America Corp.
5.650%, 05/01/2018	1,495,000	1,643,350
Comerica, Inc.
2.125%, 05/23/2019	205,000	203,697
Royal Bank of Canada ^
2.150%, 03/15/2019	1,655,000	1,667,472
The Bank of Nova Scotia ^
2.050%, 10/30/2018	2,655,000	2,670,192
The Bear Stearns & Co., Inc.
5.550%, 01/22/2017	2,500,000	2,652,878
Wachovia Corp.
5.625%, 10/15/2016	2,465,000	2,606,772
Westpac Banking Corp. ^
2.000%, 08/14/2017	1,655,000	1,678,840
Total Banks		13,123,201

BEVERAGES (1.5%)
Coca-Cola Femsa S.A.B. de C.V. ^
2.375%, 11/26/2018	1,000,000	1,016,600
Total Beverages		1,016,600

CAPITAL MARKETS (8.6%)
Ameriprise Financial, Inc.
3.700%, 10/15/2024	1,510,000	1,544,938
BlackRock, Inc.
5.000%, 12/10/2019	405,000	452,494
Morgan Stanley
4.750%, 03/22/2017	1,550,000	1,635,571
The Goldman Sachs Group, Inc.:
5.950%, 01/18/2018	1,502,000	1,651,714
7.500%, 02/15/2019	425,000	499,450
Total Capital Markets		5,784,167

COMMUNICATIONS EQUIPMENT (1.4%)
Cisco Systems, Inc.
4.450%, 01/15/2020	865,000	946,369
Total Communications Equipment		946,369

CONSUMER FINANCE (5.9%)
American Express Co.
7.000%, 03/19/2018	1,420,000	1,611,434
American Honda Finance Corp.
2.125%, 10/10/2018	660,000	670,309

	Principal Amount	Value
CONSUMER FINANCE (5.9%)(continued)
Toyota Motor Credit Corp.
3.300%, 01/12/2022	$1,595,000	$1,653,031
Total Consumer Finance		3,934,774

DIVERSIFIED FINANCIAL SERVICES (2.9%)
General Electric Capital Corp.
5.625%, 09/15/2017	1,780,000	1,938,904
Total Diversified Financial Services		1,938,904

FOOD PRODUCTS (1.2%)
Archer-Daniels-Midland Co.
4.479%, 03/01/2021	750,000	827,942
Total Food Products		827,942

HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Medtronic, Inc.
2.750%, 04/01/2023	130,000	125,786
Total Health Care Equipment & Supplies		125,786

HEALTH CARE PROVIDERS & SERVICES (0.9%)
UnitedHealth Group, Inc.
6.000%, 02/15/2018	535,000	595,023
Total Health Care Providers & Services		595,023

INSURANCE (2.0%)
The Travelers Cos., Inc.
5.900%, 06/02/2019	1,150,000	1,315,778
Total Insurance		1,315,778

MEDIA (2.1%)
Comcast Corp.
3.375%, 02/15/2025	1,440,000	1,425,794
Total Media		1,425,794

OIL, GAS & CONSUMABLE FUELS (3.9%)
Shell International Finance BV ^
4.375%, 03/25/2020	595,000	652,088
Statoil ASA ^
3.125%, 08/17/2017	1,285,000	1,335,719
Total Capital SA ^
4.450%, 06/24/2020	605,000	665,370
Total Oil, Gas & Consumable Fuels		2,653,177

PHARMACEUTICALS (1.8%)
AstraZeneca plc ^
1.950%, 09/18/2019	240,000	239,002
GlaxoSmithKline Capital, Inc.
2.800%, 03/18/2023	570,000	559,254
Sanofi ^
1.250%, 04/10/2018	445,000	443,665
Total Pharmaceuticals		1,241,921

REAL ESTATE (1.4%)
Simon Property Group LP
3.375%, 10/01/2024	975,000	969,875
Total Real Estate		969,875

	Principal Amount	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.0%)
Texas Instruments, Inc.
2.750%, 03/12/2021	$265,000	$270,578
Xilinx, Inc.
3.000%, 03/15/2021	1,065,000	1,083,896
Total Semiconductors & Semiconductor Equipment		1,354,474

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (2.9%)
Hewlett-Packard Co.
3.000%, 09/15/2016	1,901,000	1,940,185
Total Technology, Hardware, Storage & Peripherals		1,940,185

UTILITIES (2.3%)
Southern California Edison Co.
3.875%, 06/01/2021	1,425,000	1,527,618
Total Utilities		1,527,618

TOTAL CORPORATE BONDS
(Cost $40,121,687)		$41,560,292

U.S. TREASURY NOTES (36.6%)
0.375%, 03/31/2016	650,000	650,711
0.500%, 02/28/2017	3,935,000	3,932,848
1.000%, 02/15/2018	3,495,000	3,505,649
1.375%, 02/29/2020	7,415,000	7,351,276
1.750%, 02/28/2022	7,680,000	7,546,798
2.000%, 02/15/2025	1,690,000	1,642,073
TOTAL U.S. TREASURY NOTES
(Cost $24,674,616)		$24,629,355

TOTAL DEBT SECURITIES
(Cost $64,796,303)		$66,189,647

	Shares
SHORT-TERM INVESTMENT (1.7%)
MONEY MARKET MUTUAL FUND (1.7%)
First American Government Obligations Fund
0.010%*	1,140,723	1,140,723
TOTAL SHORT-TERM INVESTMENT
(Cost $1,140,723)		$1,140,723

TOTAL INVESTMENTS (100.1%)
(Cost $65,937,026)		$67,330,370

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)		(54,107)
TOTAL NET ASSETS (100.0%)		$67,276,263

* Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at June 30, 2015, was as follows**:

Cost of investments		$65,937,026
Gross unrealized appreciation		1,555,372
Gross unrealized depreciation		(162,028)
Net unrealized appreciation		$1,393,344

** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier High Yield Fund
Schedule of Investments
June 30, 2015 (Unaudited)

	Principal Amount	Value
DEBT SECURITIES (94.8%)
ASSET-BACKED SECURITIES (0.9%)
SERVICES (0.9%)
US Airways 2013-1 Class B Pass Through Trust
Series 2013-1, 5.375%, 05/15/2023	$483,453	$501,582
TOTAL ASSET-BACKED SECURITIES
(Cost $483,453)		501,582

CORPORATE BONDS (93.9%)
AUTOMOTIVE (4.7%)
Dana Holding Corp.
5.500%, 12/15/2024	250,000	246,875
MPG Holdco I Inc.
7.375%, 10/15/2022	500,000	535,000
Techniplas LLC
10.000%, 05/01/2020*
(Acquired 04/24/2015, Cost $1,000,000)	1,000,000	1,012,500
Tenneco, Inc.
6.875%, 12/15/2020	240,000	250,800
The Goodyear Tire & Rubber Co.
7.000%, 05/15/2022	500,000	545,500
Total Automotive		2,590,675

BANKING (2.1%)
Deutsche Bank AG^
7.500%, 12/29/2049	600,000	599,250
Royal Bank of Scotland Group plc^
6.000%, 12/19/2023	500,000	530,346
Total Banking		1,129,596

BASIC INDUSTRY (13.8%)
Cascades, Inc.^
5.750%, 07/15/2023*
(Acquired 05/12/2015, Cost $248,750)	250,000	242,500
Consolidated Energy Financial SA^
6.750%, 10/15/2019*
(Acquired 10/02/2014 and 02/10/2015, Cost $730,209)	750,000	765,000
Domtar Corp.
10.750%, 06/01/2017	300,000	347,439
Evolution Escrow Issuer LLC
7.500%, 03/15/2022*
(Acquired 03/11/2015, Cost $250,906)	250,000	237,500
FMG Resources^
9.750%, 03/01/2022*
(Acquired 04/22/2015, Cost $244,098)	250,000	258,750
Griffon Corp.
5.250%, 03/01/2022	1,250,000	1,248,437
Hexion U.S. Finance Corp.
6.625%, 04/15/2020	900,000	830,250
Kissner Milling Co. Ltd.^
7.250%, 06/01/2019*
(Acquired 05/15/2014, Cost $1,000,000)	1,000,000	1,022,500

	Principal Amount	Value
BASIC INDUSTRY (13.8%) (continued)
Masco Corp.
5.850%, 03/15/2017	$285,000	$303,525
PetroLogistics LP / PetroLogistics Finance Corp.
6.250%, 04/01/2020	1,240,000	1,331,996
TRI Pointe Holdings, Inc.
5.875%, 06/15/2024	1,000,000	985,000
Total Basic Industry		7,572,897

CAPITAL GOODS (6.2%)
Bombardier, Inc.:^
6.125%, 01/15/2023*
(Acquired 02/19/2015, Cost $478,309)	500,000	446,250
7.500%, 03/15/2025*
(Acquired 02/27/2015, Cost $250,000)	250,000	228,125
Crown Americas LLC / Crown Americas Capital Corp. III
6.250%, 02/01/2021	250,000	261,875
General Cable Corp.
5.750%, 10/01/2022	600,000	565,500
PaperWorks Finance LLC
9.500%, 08/15/2019*
(Acquired 06/03/2015, Cost $990,100)	1,000,000	998,750
SPX Corp.
6.875%, 09/01/2017	250,000	270,625
Waterjet Holdings, Inc.
7.625%, 02/01/2020*
(Acquired 01/24/2014, Cost $609,923)	600,000	627,000
Total Capital Goods		3,398,125

CONSUMER CYCLICAL (2.1%)
First Cash Financial Services, Inc.
6.750%, 04/01/2021	500,000	528,750
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.875%, 10/01/2022*
(Acquired 04/02/2015, Cost $147,563)	150,000	150,375
Serta Simmons Holdings LLC
8.125%, 10/01/2020*
(Acquired 09/19/2012, Cost $250,000)	250,000	265,000
Wolverine World Wide, Inc.
6.125%, 10/15/2020	200,000	213,000
Total Consumer Cyclical		1,157,125

CONSUMER NON-CYCLICAL (3.9%)
Dean Foods Co.
6.500%, 03/15/2023*
(Acquired 02/20/2015, Cost $503,944)	500,000	511,250
Family Tree Escrow LLC
5.750%, 03/01/2023*
(Acquired 02/06/2015, Cost $250,000)	250,000	262,500
JBS USA LLC / JBS USA Finance Corp.
7.250%, 06/01/2021*
(Acquired 09/13/2013, Cost $94,525)	95,000	100,581
Netflix, Inc.
5.750%, 03/01/2024	250,000	258,125
Sirius XM Radio, Inc.
5.375%, 04/15/2025*
(Acquired 03/03/2015, Cost $500,000)	500,000	483,750

	Principal Amount	Value
CONSUMER NON-CYCLICAL (3.9%) (continued)
Vector Group Ltd.
7.750%, 02/15/2021	$500,000	$536,875
Total Consumer Non-Cyclical		2,153,081

ENERGY (19.2%)
Access Midstream Partners LP / ACMP Finance Corp.
4.875%, 05/15/2023	250,000	247,000
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.000%, 05/20/2022	1,000,000	1,065,000
Antero Resources Corp.
5.625%, 06/01/2023*
(Acquired 03/03/2015, Cost $500,000)	500,000	485,625
Calumet Specialty Products Partners LP
6.500%, 04/15/2021	1,100,000	1,089,000
Chesapeake Energy Corp.
6.625%, 08/15/2020	500,000	490,000
Ferrellgas LP / Ferrellgas Finance Corp.
6.750%, 06/15/2023*
(Acquired 06/02/2015, Cost $200,000)	200,000	202,000
Hilcorp Energy I LP / Hilcorp Finance Co.
5.750%, 10/01/2025*
(Acquired 05/20/2015, Cost $500,000)	500,000	482,500
Hornbeck Offshore Services, Inc.
5.875%, 04/01/2020	500,000	462,500
Parker Drilling Co.
7.500%, 08/01/2020	300,000	274,500
Plains Exploration & Production Co.
6.750%, 02/01/2022	163,000	173,188
Regency Energy Partners LP
5.500%, 04/15/2023	500,000	511,400
Sabine Pass LNG LP:
6.500%, 11/01/2020	1,000,000	1,040,000
6.250%, 03/15/2022	1,000,000	1,040,000
Shelf Drilling Holdings Ltd.^
8.625%, 11/01/2018*
(Acquired 10/10/2012, Cost $1,000,000)	1,000,000	895,000
SM Energy Co.
6.500%, 11/15/2021	300,000	314,250
Tesoro Corp.
5.375%, 10/01/2022	1,000,000	1,020,000
Transocean, Inc.:^
2.500%, 10/15/2017	250,000	243,125
6.000%, 03/15/2018	500,000	507,500
Total Energy		10,542,588

FINANCIAL SERVICES (15.1%)
Aircastle Ltd.:^
5.125%, 03/15/2021	1,000,000	1,012,500
5.500%, 02/15/2022	250,000	255,782
Alliance Data Systems Corp.
6.375%, 04/01/2020*
(Acquired 03/22/2012 and 12/13/2012, Cost $254,972)	250,000	259,063
Credit Acceptance Corp.
7.375%, 03/15/2023*
(Acquired 03/25/2015, Cost $498,125)	500,000	517,500

	Principal Amount	Value
FINANCIAL SERVICES (15.1%) (continued)
International Lease Finance Corp.:
6.250%, 05/15/2019	$750,000	$812,813
8.250%, 12/15/2020	150,000	178,500
Jefferies Finance LLC / JFIN Co-Issuer Corp.:
7.375%, 04/01/2020*
(Acquired 03/19/2013, Cost $1,009,101)	1,000,000	987,500
7.500%, 04/15/2021*
(Acquired 10/08/2014, Cost $1,000,000)	1,000,000	1,002,350
JPMorgan Chase & Co.
6.000%, 12/29/2049	1,000,000	995,000
Navient Corp.
5.500%, 01/25/2023	800,000	762,000
NewStar Financial, Inc.
7.250%, 05/01/2020*
(Acquired 04/17/2015, Cost $1,000,000)	1,000,000	1,030,000
Ocwen Financial Corp.
7.125%, 05/15/2019*
(Acquired 05/07/2014, Cost $500,000)	500,000	470,000
Total Financial Services		8,283,008

HEALTH CARE (1.7%)
HealthSouth Corp.
7.750%, 09/15/2022	779,000	816,976
Par Pharmaceutical Cos., Inc.
7.375%, 10/15/2020	100,000	107,000
Total Health Care		923,976

MEDIA (3.2%)
Cablevision Systems Corp.
8.625%, 09/15/2017	400,000	437,000
CCO Holdings LLC / CCO Holdings Capital Corp.
7.375%, 06/01/2020	100,000	105,875
Cenveo Corp.
6.000%, 08/01/2019*
(Acquired 06/19/2014, 11/06/2014 and 02/17/2015, Cost $726,298)	750,000	708,750
Nielsen Finance LLC / Nielsen Finance Co.
5.000%, 04/15/2022*
(Acquired 03/28/2014 and 06/23/2014, Cost $500,856)	500,000	491,875
Total Media		1,743,500

SERVICES (5.9%)
Ashtead Capital, Inc.
5.625%, 10/01/2024*
(Acquired 09/10/2014, Cost $200,000)	200,000	201,500
ATS Automation Tooling Systems, Inc.^
6.500%, 06/15/2023*
(Acquired 06/12/2015, Cost $250,000)	250,000	255,937
Cinemark USA, Inc.
4.875%, 06/01/2023	350,000	337,750
DigitalGlobe, Inc.
5.250%, 02/01/2021*
(Acquired 01/25/2013 and 12/22/2014, Cost $582,353)	590,000	580,413
Iron Mountain, Inc.
7.750%, 10/01/2019	250,000	261,875
MGM Resorts International
7.750%, 03/15/2022	1,000,000	1,105,000

	Principal Amount	Value
SERVICES (5.9%) (continued)
United Rentals North America, Inc.
5.750%, 11/15/2024	$500,000	$495,000
Total Services		3,237,475

TECHNOLOGY & ELECTRONICS (6.7%)
Advanced Micro Devices, Inc.
7.750%, 08/01/2020	700,000	612,500
Amkor Technology, Inc.
6.625%, 06/01/2021	700,000	713,125
Brightstar Corp.
7.250%, 08/01/2018*
(Acquired 07/26/2013, Cost $989,730)	1,000,000	1,060,000
CommScope Holding Co., Inc.
6.000%, 06/15/2025*
(Acquired 05/28/2015, Cost $500,000)	500,000	499,375
Nokia Corp.^
5.375%, 05/15/2019	500,000	530,650
Zebra Technologies Corp.
7.250%, 10/15/2022*
(Acquired 02/06/2015, Cost $267,121)	250,000	271,250
Total Technology & Electronics		3,686,900

TELECOMMUNICATION SERVICES (8.2%)
Cable One, Inc.
5.750%, 06/15/2022*
(Acquired 06/03/2015, Cost $250,000)	250,000	253,750
CenturyLink, Inc.
5.625%, 04/01/2020	100,000	100,500
Frontier Communications Corp.:
8.500%, 04/15/2020	500,000	524,000
9.250%, 07/01/2021	250,000	262,812
6.875%, 01/15/2025	250,000	210,000
GCI, Inc.
6.750%, 06/01/2021	81,000	82,417
Intelsat Jackson Holdings SA^
7.250%, 10/15/2020	250,000	248,125
Level 3 Communications, Inc.
5.750%, 12/01/2022	500,000	497,500
Sprint Capital Corp.
6.875%, 11/15/2028	575,000	495,938
T-Mobile USA, Inc.:
6.250%, 04/01/2021	250,000	256,875
6.500%, 01/15/2024	500,000	517,500
Windstream Corp.:
7.875%, 11/01/2017	250,000	266,563
7.500%, 06/01/2022	250,000	220,625
Zayo Group LLC
10.125%, 07/01/2020	488,000	546,199
Total Telecommunication Services		4,482,804

UTILITIES (1.1%)
NRG Energy, Inc.:
6.250%, 07/15/2022	100,000	102,000
6.625%, 03/15/2023	250,000	258,750
The AES Corp.
7.375%, 07/01/2021	200,000	220,500
Total Utilities		581,250

TOTAL CORPORATE BONDS
(Cost $51,007,713)		$51,483,000

TOTAL DEBT SECURITIES
(Cost $51,491,166)		$51,984,582

COMMON STOCKS (0.1%)	Shares	Value
ENERGY (0.1%)
Calumet Specialty Products Partners LP	2,000	50,920
Total Energy		50,920

TOTAL COMMON STOCKS
(Cost $52,548)		$50,920

SHORT-TERM INVESTMENT (3.7%)
MONEY MARKET MUTAL FUND (3.7%)
First American Government Obligations Fund
0.010%**	2,057,017	2,057,017
TOTAL SHORT-TERM INVESTMENT
(Cost $2,057,017)		$2,057,017

TOTAL INVESTMENTS (98.6%)
(Cost $53,600,731)		$54,092,519

OTHER ASSETS IN EXCESS OF LIABILITIES (1.4%)		761,512
TOTAL NET ASSETS (100.0%)		$54,854,031

* Security exempt from registration under Regulation D of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2015, the value of these securities totaled $18,266,719 or 33.3% of the Fund's net assets.

** Rate quoted is seven-day yield period end.
^ U.S. Dollar denominated foreign security.
Securities are classified based on the Bank of America Merrill Lynch U.S. High Yield Master II Index.

The cost basis of investment for federal income tax purposes at June 30, 2015, was as follows***:

Cost of investments		$53,600,731
Gross unrealized appreciation		1,305,984
Gross unrealized depreciation		(814,196)
Net unrealized appreciation		$491,788

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier International Discovery Fund
Schedule of Investments
June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (93.3%)
AUSTRALIA (0.7%)
Domino's Pizza Enterprises Ltd.	15,300	$421,311
Total Australia		421,311

AUSTRIA (1.1%)
AMS AG	6,790	297,033
Wienerberger AG	19,530	307,109
Total Austria		604,142

BELGIUM (1.0%)
Melexis NV	9,560	554,215
Total Belgium		554,215

BRAZIL (1.4%)
Lojas Renner SA	11,500	420,186
Raia Drogasil SA	30,300	390,700
Total Brazil		810,886

CANADA (5.4%)
Canadian Apartment Properties	20,400	450,793
Dollarama, Inc.	20,240	1,226,716
Linamar Corp.	5,400	350,719
Raging River Exploration, Inc.*	68,900	481,583
Whitecap Resources, Inc.	48,100	507,572
Total Canada		3,017,383

CHINA (4.5%)
CAR, Inc.*	182,000	387,406
China Biologic Products, Inc.*	2,820	324,751
CT Environmental Group Ltd.	330,000	439,345
Jintian Pharmaceutical Group Ltd.	627,000	335,681
Sunny Optical Technology Group Co. Ltd.	246,000	536,332
Xinyi Solar Holdings Ltd.	1,188,000	493,496
Total China		2,517,011

DENMARK (3.4%)
DSV A/S	10,690	346,328
Pandora A/S	7,740	831,611
Royal Unibrew A/S	21,090	721,080
Total Denmark		1,899,019

FINLAND (1.5%)
Huhtamaki OYJ	16,240	501,876
Metsa Board OYJ	57,990	360,102
Total Finland		861,978

FRANCE (5.6%)
Eurofins Scientific SA	1,205	366,882
Ingenico SA	10,560	1,239,680
Orpea	14,310	1,001,084

	Shares	Value
FRANCE (5.6%) (continued)
Teleperformance	7,560	$534,100
Total France		3,141,746

GERMANY (7.3%)
Dialog Semiconductor plc*	12,700	686,551
Norma Group SE	8,590	434,250
Rheinmetall AG	6,970	353,442
Sixt SE	10,980	476,729
Stroeer Media SE*	21,860	1,021,131
United Internet AG	10,580	470,331
Wirecard AG	5,813	222,610
Zalando SE*	13,790	460,522
Total Germany		4,125,566

HONG KONG (3.0%)
Samsonite International SA	171,750	593,804
Techtronic Industries Co.	328,000	1,074,778
Total Hong Kong		1,668,582

INDIA (1.8%)
Aurobindo Pharma Ltd.	25,420	579,614
Yes Bank Ltd.	31,180	413,179
Total India		992,793

INDONESIA (0.6%)
Kalbe Farma Tbk PT	2,934,000	368,607
Total Indonesia		368,607

IRELAND (1.4%)
Greencore Group plc	84,350	416,157
Smurfit Kappa Group plc	13,540	373,000
Total Ireland		789,157

ISRAEL (1.2%)
CyberArk Software Ltd.*	5,580	350,536
SolarEdge Technologies, Inc.*	9,220	335,147
Total Israel		685,683

ITALY (3.8%)
Banca Generali SpA	22,180	780,892
Brembo SpA	11,540	492,230
Prysmian SpA	20,790	449,185
Salvatore Ferragamo SpA	14,690	441,201
Total Italy		2,163,508

JAPAN (20.4%)
Alps Electric Co. Ltd.	27,300	842,076
Asahi Intecc Co. Ltd.	7,700	527,867
Calbee, Inc.	18,800	792,646
COOKPAD, Inc.	33,300	604,045
Ezaki Glico Co. Ltd.	10,800	536,536
GMO Payment Gateway, Inc.	19,800	639,858
Harmonic Drive Systems, Inc.	37,300	732,072
Hitachi Metals Ltd.	35,000	537,934
Hoshizaki Electric Co. Ltd.	6,600	388,283

	Shares	Value
JAPAN (20.4%) (continued)
Kansai Paint Co. Ltd.	19,000	$294,505
Kose Corp.	7,300	600,057
M3, Inc.	35,000	704,090
MonotaRO Co. Ltd.	13,000	571,475
Pigeon Corp.	43,700	1,376,504
Seria Co. Ltd.	11,400	429,415
Suruga Bank Ltd.	37,000	794,207
Tsuruha Holdings, Inc.	4,600	358,197
Zenkoku Hosho Co. Ltd.	20,600	733,881
Total Japan		11,463,648

NETHERLANDS (3.7%)
Euronext NV	15,740	619,787
Koninklijke Wessanen NV	95,440	838,337
USG People NV	42,060	624,115
Total Netherlands		2,082,239

PHILIPPINES (1.3%)
Universal Robina Corp.	174,220	749,583
Total Philippines		749,583

SOUTH AFRICA (0.7%)
Mr. Price Group Ltd.	18,840	387,919
Total South Africa		387,919

SPAIN (1.7%)
Bankinter SA	66,530	491,680
NH Hotel Group SA*	82,450	473,386
Total Spain		965,066

SWEDEN (2.4%)
Avanza Bank Holding AB	17,760	645,927
Hexpol AB	71,060	732,472
Total Sweden		1,378,399

SWITZERLAND (2.8%)
U-Blox AG	3,790	766,959
Vontobel Holding AG	17,030	789,615
Total Switzerland		1,556,574

TAIWAN (4.6%)
Advantech Co. Ltd.	46,000	316,064
Eclat Textile Co. Ltd.	57,390	941,177
Makalot Industrial Co. Ltd.	52,000	447,455
PChome Online, Inc.	30,000	495,876
Poya Co. Ltd.	35,000	372,636
Total Taiwan		2,573,208

THAILAND (0.7%)
Bumrungrad Hosptial PCL	6,600	36,541
Bumrungrad Hospital PCL - NVDR	62,900	348,250
Total Thailand		384,791

	Shares	Value
UNITED KINGDOM (11.3%)
Ashtead Group plc	31,806	$549,224
Close Brothers Group plc	26,790	643,189
Crest Nicholson Holdings plc	67,950	599,490
Essentra plc	54,870	856,104
Hays plc	210,790	541,184
Just Eat plc*	51,270	327,705
OneSavings Bank plc	97,830	484,200
Pets at Home Group plc	100,020	469,423
St. James's Place plc	33,460	476,318
Ted Baker plc	16,300	746,823
Virgin Money Holdings plc*	98,590	682,372
Total United Kingdom		6,376,032

TOTAL COMMON STOCKS
(Cost $42,577,500)		$52,539,046

SHORT-TERM INVESTMENTS (5.6%)
MONEY MARKET MUTUAL FUNDS (5.6%)
First American Government Obligations Fund
0.010%**	2,777,000	2,777,000
First American Treasury Obligations Fund
0.000%**	349,249	349,249
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,126,249)		$3,126,249

TOTAL INVESTMENTS (98.9%)
(Cost $45,703,749)		$55,665,295

OTHER ASSETS IN EXCESS OF LIABILITIES (1.1%)		641,477
TOTAL NET ASSETS (100.0%)		$56,306,772

Sector Diversification	Percentage
Consumer Discretionary	21.7%
Information Technology	16.3%
Financials	14.2%
Consumer Staples	12.0%
Industrials	11.9%
Health Care	8.1%
Materials	6.5%
Energy	1.8%
Utilities	0.8%
Total Portfolio	93.3%
Short-Term Investments and Other Assets in Excess of Liabilities	6.7%
Total Net Assets	100.0%

NVDR - Non-Voting Depository Receipt
* Non-income producing security.
** Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at June 30, 2015, was as follows***:

Cost of investments	$45,703,749
Gross unrealized appreciation	12,403,075
Gross unrealized depreciation	(2,441,529)
Net unrealized appreciation	$9,961,546

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Rainier Large Cap Growth Equity Fund
Schedule of Investments
June 30, 2015 (Unaudited)

COMMON STOCKS (100.0%)	Shares	Value
CONSUMER DISCRETIONARY (26.4%)
Dollar General Corp.	410	$31,873
Harman International Industries, Inc.	270	32,114
Royal Caribbean Cruises Ltd. *^	400	31,476
The Home Depot, Inc.	520	57,788
The Priceline Group, Inc. *	31	35,692
The Walt Disney Co.	488	55,700
Ulta Salon Cosmetics & Fragrance, Inc. *	130	20,079
V.F. Corp.	670	46,726
Yum! Brands, Inc.	300	27,024
Total Consumer Discretionary		338,472

CONSUMER STAPLES (7.1%)
Constellation Brands, Inc. Cl. A	220	25,524
Costco Wholesale Corp.	255	34,440
The Estee Lauder Companies, Inc. Cl. A	360	31,198
Total Consumer Staples		91,162

FINANCIALS (6.6%)
Affiliated Managers Group, Inc. *	132	28,855
CME Group, Inc.	270	25,126
McGraw Hill Financial, Inc.	300	30,135
Total Financials		84,116

HEALTH CARE (23.0%)
Alexion Pharmaceuticals, Inc. *	215	38,865
Allergan plc *^	202	61,299
Biogen, Inc. *	90	36,355
Cigna Corp.	190	30,780
McKesson Corp.	180	40,466
Regeneron Pharmaceuticals, Inc. *	82	41,830
Shire plc - ADR^	185	44,676
Total Health Care		294,271

INDUSTRIALS (5.1%)
Delta Air Lines, Inc.	680	27,934
FedEx Corp.	220	37,488
Total Industrials		65,422

INFORMATION TECHNOLOGY (29.3%)
Apple, Inc.	667	83,658
Facebook, Inc. Cl. A *	635	54,461
Google, Inc. Cl. A *	72	38,883
LinkedIn Corp. Cl. A *	200	41,326
NXP Semiconductors NV *^	460	45,172
Palo Alto Networks, Inc. *	135	23,585
Visa, Inc. Cl. A	864	58,018
Workday, Inc. Cl. A *	395	30,174
Total Information Technology		375,277

MATERIALS (2.5%)
The Sherwin-Williams Co.	114	31,352
Total Materials		31,352

TOTAL COMMON STOCKS
(Cost $1,155,383)		$1,280,072

SHORT-TERM INVESTMENT (0.7%)	Shares	Value
MONEY MARKET MUTUAL FUND (0.7%)
First American Government Obligations Fund
0.010%**	9,265	$9,265
TOTAL SHORT-TERM INVESTMENT
(Cost $9,265)		$9,265

TOTAL INVESTMENTS (100.7%)
(Cost $1,164,648)		$1,289,337

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.7%)		(9,049)
TOTAL NET ASSETS (100.0%)		$1,280,288

ADR - American Depository Receipt
* Non-income producing security.
** Rate quoted is seven-day yield at period end.
^ U.S. Dollar denominated foreign security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Rainier Investment Management, LLC.

The cost basis of investment for federal income tax purposes at June 30, 2015, was as follows***:

Cost of investments		$1,164,648
Gross unrealized appreciation		144,780
Gross unrealized depreciation		(20,091)
Net unrealized appreciation		$124,689

*** Because tax adjustments are calculated annually, the above table does not reflects the tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Fair Value of Financial Instruments at June 30, 2015

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy.

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, current yields, credit quality, prepayment speeds for mortgage-related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rate, fair value estimates for foreign securities, changes in benchmark securities indices and interest rates).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

Equity securities that are traded on a national securities exchange are valued at the last reported sale price on the exchange where it is primarily traded. To the extent these securities have market quotes from active markets, they are classified as Level 1.

The Trustees have retained an independent fair value pricing service to assist in valuing foreign securities held by the International Discovery Fund on a daily basis and fixed income holdings in the Intermediate Fixed Income and High Yield Funds on certain bond market holidays. The pricing service monitors the market daily for significant movement and systematically applies a fair value adjustment factor to foreign securities when certain criteria are met.  When adjustment factors are used, these valuations are categorized as Level 2.

Debt securities held by the Funds are valued by the Funds' pricing vendors, which utilize an evaluated pricing methodology. Evaluated pricing is a technique used to value fixed-income securities without relying exclusively on quoted prices, that also draws on market participant assumptions including quoted prices for similar assets, benchmark yield curves and other observable inputs. These are categorized as Level 2.

In the event that prices are not available from a pricing service, the Adviser's Pricing Committee will determine a price in accordance with the Security Valuation Policy. If a fair valuation is utilized, these are categorized as Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments based on the major classification in the Schedules of Investments as of June 30, 2015:

Rainier Large Cap Equity Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$227,237,596	$-	$-	$227,237,596
Total Equity	227,237,596	-	-	227,237,596

Short-Term Investments	1,127,104	-	-	1,127,104
Total Investments in Securities	$228,364,700	$-	$-	$228,364,700

Rainier Mid Cap Equity Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$726,919,970	$-	$-	$726,919,970
Total Equity	726,919,970	-	-	726,919,970

Short-Term Investments	10,113,364	-	-	10,113,364
Total Investments in Securities	$737,033,334	$-	$-	$737,033,334

Rainier Small/Mid Cap Equity Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$998,352,135	$-	$-	$998,352,135
Total Equity	998,352,135	-	-	998,352,135

Short-Term Investments	4,242,993	-	-	4,242,993
Total Investments in Securities	$1,002,595,128	$-	$-	$1,002,595,128

Rainier Intermediate Fixed Income Fund
	Level 1	Level 2	Level 3	Total

Fixed Income
Government Obligations	$-	$24,629,355	$-	$24,629,355
Corporate Bonds	-	41,560,292	-	41,560,292
Total Fixed Income	-	66,189,647	-	66,189,647

Short-Term Investments	1,140,723	-	-	1,140,723
Total Investments in Securities	$1,140,723	$66,189,647	$-	$67,330,370

Rainier High Yield Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$50,920	$-	$-	$50,920
Total Equity	50,920	-	-	50,920

Fixed Income
Asset Backed Securities	-	501,582	-	501,582
Corporate Bonds	-	51,483,000	-	51,483,000
Total Fixed Income	-	51,984,582	-	51,984,582

Short-Term Investments	2,057,017	-	-	2,057,017
Total Investments in Securities	$2,107,937	$51,984,582	$-	$54,092,519

Rainier International Discovery Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks	$52,539,046	$-	$-	$52,539,046
Total Equity	52,539,046	-	-	52,539,046

Short-Term Investments	3,126,249	-	-	3,126,249
Total Investments in Securities	$55,665,295	$-	$-	$55,665,295

Rainier Large Cap Growth Equity Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$1,280,072	$-	$-	$1,280,072
Total Equity	1,280,072	-	-	1,280,072

Short-Term Investments	9,265	-	-	9,265
Total Investments in Securities	$1,289,337	$-	$-	$1,289,337

The Funds recognize transfers between Levels at the end of the reporting period. There were no transfers between Levels when comparing the March 31, 2015 and June 30, 2015 reporting periods.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rainier Investment Management Mutual Funds

By  /s/ Melodie B. Zakaluk
       Melodie B. Zakaluk
       CEO, President, and CFO

Date   August 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Rainier Investment Management Mutual Funds

By  /s/ Melodie B. Zakaluk
       Melodie B. Zakaluk
       CEO, President, and CFO

Date   August 26, 2015

* Print the name and title of each signing officer under his or her signature.